CAVANAL HILL FUNDS

Supplement dated April 9, 2020
to the
Cavanal Hill Funds’ Statement of Additional Information

dated December 26, 2019

This Supplement provides updated information regarding portfolio managers and supersedes any information to the contrary in the Statement of Additional Information dated December 26, 2019.

Change in Portfolio Manager

Effective April 9, 2020, Thomas J. Mitchell will no longer be a portfolio manager of the Opportunistic Fund.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE.